Reporting and Accounting Policies - Capitalized Interest (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Capitalized interest	$ 2.9	$ 2.4	$ 1.3